Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 36,993	$ 25,314	$ 15,555	$ 26,358
Accounts receivable:
Joint interest and other	24,697	15,920	14,437	5,959
Oil and natural gas sales	40,648	38,360	23,533	8,081
Related party	3,310	2,298	1,303	772
Inventories	3,308	5,889	5,631	6,195
Deferred income taxes	4,327	1,377	112	1,857
Derivative instruments	0	0	213	0
Prepaid expenses and other	1,421	1,495	1,184	1,053
Total current assets	114,704	90,653	61,968	50,275
Property and equipment
Oil and natural gas properties, based on the full cost method of accounting	2,191,321	2,065,571	1,648,360	697,742
Pipeline and gas gathering assets	6,846	6,503	6,142	0
Other property and equipment	4,973	4,635	4,071	2,337
Accumulated depletion, depreciation, amortization and impairment	(283,152)	(243,131)	(212,236)	(145,837)
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	1,919,988	1,833,578	1,446,337	554,242
Derivative instruments	0	0	218	0
Other assets	12,702	12,666	13,091	2,184
Total assets	2,047,394	1,936,897	1,521,614	606,701
Current liabilities:
Accounts payable-trade	23,475	24,487	2,679	12,141
Accounts payable-related party	67	313	17	18,813
Accrued capital expenditures	81,550	68,207	74,649	29,397
Other accrued liabilities	38,236	46,649	34,750	10,649
Revenues and royalties payable	15,170	12,645	9,225	3,270
Derivative instruments	10,379	2,910	0	4,817
Note payable-short term			0	145
Total current liabilities	168,877	155,211	121,320	79,232
Long-term debt	496,000	587,000	460,000	193
Derivative instruments	0	0	0	388
Asset retirement obligations	5,437	5,147	2,989	2,125
Deferred income taxes	124,743	106,630	91,764	62,695
Total liabilities	795,057	853,988	676,073	144,633
Commitments and contingencies (Note 14)
Stockholders’ equity:
Common stock	509	508	471	370
Additional paid-in capital	1,060,537	1,056,299	842,557	513,772
Retained earnings (accumulated deficit)	53,855	26,102	2,513	(52,074)
Total stockholders’ equity	1,114,901	1,082,909	845,541	462,068
Noncontrolling interest	137,436		0
Total equity	1,252,337	1,082,909	845,541	462,068
Total liabilities and stockholders’ equity	$ 2,047,394	$ 1,936,897	$ 1,521,614	$ 606,701